Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			$ 5,723,815	$ 6,810,012
Impairment loss	$ (118,000)	$ (714,000)	(118,000)	(714,000)	$ 0
Disposal of DoubleDown				(473,000)
Acquisitions				22,193
Foreign currency translation			(25,853)	77,735
Other			265	875
Balance at the end of the period	5,580,227		5,580,227	5,723,815	6,810,012
Goodwill, net
Cost						$ 6,535,888	$ 6,568,707
Accumulated impairment loss						(955,661)	(844,892)
Net of accumulated impairment loss	5,580,227		5,723,815	6,810,012	6,810,012	5,580,227	5,723,815
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,439,867	2,625,880
Impairment loss			0	(714,000)
Disposal of DoubleDown				(473,000)
Acquisitions				0
Foreign currency translation			0	0
Other			0	987
Balance at the end of the period	1,439,867		1,439,867	1,439,867	2,625,880
Goodwill, net
Cost						2,153,867	2,153,867
Accumulated impairment loss						(714,000)	(714,000)
Net of accumulated impairment loss	1,439,867		1,439,867	2,625,880	2,625,880	1,439,867	1,439,867
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,221,589	1,221,529
Impairment loss			0	0
Disposal of DoubleDown				0
Acquisitions				0
Foreign currency translation			0	0
Other			0	60
Balance at the end of the period	1,221,589		1,221,589	1,221,589	1,221,529
Goodwill, net
Cost						1,225,682	1,225,682
Accumulated impairment loss						(4,093)	(4,093)
Net of accumulated impairment loss	1,221,589		1,221,589	1,221,529	1,221,529	1,221,589	1,221,589
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,549,381	1,527,549
Impairment loss			(118,000)	0
Disposal of DoubleDown				0
Acquisitions				14,890
Foreign currency translation			(8,534)	6,786
Other			0	156
Balance at the end of the period	1,422,847		1,422,847	1,549,381	1,527,549
Goodwill, net
Cost						1,658,698	1,674,381
Accumulated impairment loss						(235,851)	(125,000)
Net of accumulated impairment loss	1,422,847		1,549,381	1,527,549	1,527,549	1,422,847	1,549,381
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,512,978	1,435,054
Impairment loss			0	0
Disposal of DoubleDown				0
Acquisitions				7,303
Foreign currency translation			(17,319)	70,949
Other			265	(328)
Balance at the end of the period	1,495,924		1,495,924	1,512,978	1,435,054
Goodwill, net
Cost						1,497,641	1,514,777
Accumulated impairment loss						(1,717)	(1,799)
Net of accumulated impairment loss	$ 1,495,924		$ 1,512,978	$ 1,435,054	$ 1,435,054	$ 1,495,924	$ 1,512,978